Organization, Basis of Presentation and Management's Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization, Basis of Presentation and Management's Plans [Abstract]
Organization, Basis of Presentation and Management's Plans

Note 1 - Organization, Basis of Presentation and Management's Plans

Organization

Enerpulse Technologies, Inc. was incorporated in the state of Nevada on May 3, 2010 and currently conducts its operations primarily through its wholly-owned subsidiary, Enerpulse, Inc. (collectively the "Company"). Enerpulse, Inc. (Enerpulse) was incorporated in the state of Delaware on January 20, 2004. The Company engages in the design, development, manufacturing and marketing of an energy and efficiency enhancing product in the automotive industry. Company headquarters are located in Albuquerque, New Mexico. All intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation

On September 4, 2013, Enerpulse's shareholders transferred 100% of the outstanding shares of Enerpulse to L2 Medical Development Company (L2 MDC), a publicly traded US shell company, in exchange for 7,646,780 shares of common stock of L2 MDC (the "Merger"), equal to 93.5% of the issued and outstanding shares of L2 MDC on a fully diluted basis, after giving effect to the conversion of an all of Enerpulse's outstanding preferred stock. In addition, a convertible note automatically converted into 686,725 shares of L2 MDC common stock and a warrant to purchase 87,500 shares of common stock on the date of the Merger.

The Merger was accounted for as a reverse acquisition and a recapitalization of Enerpulse. Enerpulse is the acquirer for accounting purposes and L2 MDC is treated as the acquired company. Accordingly, as of the date of the Merger, Enerpulse's historical financial statements for the periods prior to the acquisition became those of L2 MDC retroactively restated for, and giving effect to, the number of shares received in the Merger. The accumulated deficit of Enerpulse was carried forward after the acquisition.

Effective October 4, 2013, L2 MDC changed its name to Enerpulse Technologies, Inc.

The interim consolidated financial statements have been prepared by management without audit. Pursuant to the rules and regulations of the United States Securities and Exchange Commission (the "SEC"), certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP) have been condensed or omitted pursuant to such rules and regulations. These consolidated financial statements should be read in conjunction with the financial statements and the notes thereto in Enerpulse's annual financial statements as of and for the years ended December 31, 2012 and 2011 included in the Company's Current Reports on Forms 8-K and Form 8-K/A that were previously filed with the SEC on September 10, 2013 and October 18, 2013, respectively. Amounts as of December 31, 2012 are derived from those financial statements, retrospectively adjusted to reflect the accounting for the reverse merger. In the unaudited consolidated interim financial statements, the same accounting policies, methods of computation, and presentation have been followed as were those applied in the December 31, 2012 financial statements.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities. Actual results could differ from these estimates.

In the opinion of the management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position as of the interim date, and the results of operations, changes in stockholders' equity, and cash flows, for the interim periods presented, have been made. The interim results are not necessarily indicative of the operating results for the full year or future periods.

Management's Plans

The Company reported a net loss of approximately $3,080,000 for the nine months ended September 30, 2013 and anticipates a net loss for the remainder of 2013. Management's plans are to secure additional funding to cover working capital needs until positive cash flow from operations occurs, which is anticipated to commence in 2014. The Company has a history of securing funding from various venture capital firms (approximately $23 million) since 2004. Also, in August 2013, the Company raised $1,750,000 in exchange for a convertible note, which is expected to fund the Company through the end of 2013 and through the first quarter of 2014.

1. Organization, Basis of Presentation, and Management's Plans

Organization.  Enerpulse, Inc. (the "Company" or "Enerpulse") was incorporated in the state of Delaware on January 20, 2004. The Company engages in the design, development, manufacturing and marketing of an energy and efficiency enhancing product in the automotive industry. Company headquarters are located in Albuquerque, New Mexico.

Basis of Presentation.  On September 4, 2013, the Company's shareholders transferred 100% of the outstanding shares of the Company to L2 Medical Development Company (now known as Enerpulse Technologies, Inc.) ("L2 MDC"), a publicly traded US shell company, in exchange for 7,646,780 shares of common stock of L2 MDC (the "Merger"), equal to 93.5% of the issued and outstanding shares of L2 MDC on a fully diluted basis, after giving effect to the conversion of all of Enerpulse's outstanding preferred stock. In addition, a convertible note automatically converted into 686,725 shares of L2 MDC common stock and a warrant to purchase 87,500 shares of common stock on the date of the Merger.

The Merger was accounted for as a reverse acquisition and a recapitalization of Enerpulse. Enerpulse is the acquirer for accounting purposes and L2 MDC is treated as the acquired company. As a result of the Merger, Enerpulse's historical financial statements for the periods prior to the acquisition have been retroactively restated for, and give effect to, the number of shares received in the Merger. The accumulated deficit of Enerpulse was carried forward after the acquisition.

Net Loss Per Share.  Basic and diluted net loss per share has been computed using the weighted-average number of shares of common stock outstanding during the period. The weighted average number of shares used to compute diluted net loss per share excludes any assumed exercise of stock options and warrants as the effect would be antidilutive. Common stock equivalents of 2.0 million and 1.3 million for the years ended December 31, 2012 and 2011, respectively, were excluded from the calculation because of their antidilutive effect. Net loss per share amounts have been retroactively restated to reflect the equivalent number of shares received pursuant to the Merger by the Enerpulse shareholders.

Management's Plans.  The Company reported a net loss of approximately $2,704,000 and $2,104,000, respectively for the years ended December 31, 2012 and 2011 and anticipates a net loss for 2013. Management's plans are to secure additional funding to cover working capital needs until positive cash flow from operations occurs, which is anticipated to commence in 2014. The Company has a history of securing funding from various venture capital firms (approximately $21 million) since 2004. In August 2013, the Company raised $1,750,000 in exchange for a convertible promissory note which is expected to fund the Company through the end of 2013 and through the first quarter of 2014.